Goodwill and Other Intangible Assets	6 Months Ended
Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

Note 6. Goodwill and Other Intangible Assets

Goodwill

Changes in the carrying amount of the Company’s goodwill during the six months ended June 30, 2022 were as follows:

U.S. $ in thousands

Goodwill as of January 1, 2022	$65,144
Foreign currency translation adjustments	(185)
Goodwill as of June 30, 2022	$64,959

Other Intangible Assets

Other intangible assets consisted of the following:

	June 30, 2022			December 31, 2021
	Carrying Amount,		Net	Carrying Amount,		Net
	Net of	Accumulated	Book	Net of	Accumulated	Book
	Impairment	Amortization	Value	Impairment	Amortization	Value
	U.S. $ in thousands
Developed technology	$382,436	$(269,440)	$112,996	$406,578	$(279,037)	$127,541
Patents	15,567	(8,079)	7,488	16,220	(8,503)	7,717
Trademarks and trade names	16,732	(13,467)	3,265	26,055	(22,241)	3,814
Customer relationships	93,475	(83,567)	9,908	100,731	(87,559)	13,172
Capitalized software development costs	7,066	(7,066)	-	7,410	(7,410)	-
	$515,276	$(381,619)	$133,657	$556,994	$(404,750)	$152,244

Amortization expenses relating to intangible assets for the three-month periods ended June 30, 2022 and 2021 were approximately $9.2 million and $7.7 million, respectively. Amortization expenses relating to intangible assets for the six month periods ended June 30, 2022 and 2021 were approximately $18.4 million and $15.2 million, respectively.

As of June 30, 2022, the estimated amortization expenses relating to intangible assets for each of the following future periods were as follows:

Estimated
amortization expense
(U.S. $ in thousands)
Remaining 6 months of 2022	$18,705
2023	22,058
2024	18,048
2025	15,577
2026	15,501
2027 and thereafter	43,768
Total	$133,657